BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.5%
	APPAREL & TEXTILE PRODUCTS - 1.2%
24,070	Hanesbrands, Inc.	$ 358,402

	ASSET MANAGEMENT - 9.8%
8,500	Ameriprise Financial, Inc.	2,553,060
12,359	Franklin Resources, Inc.	345,063
		2,898,123
	BANKING - 9.8%
29,221	Bank of America Corporation	1,204,490
4,430	Citigroup, Inc.	236,562
10,750	JPMorgan Chase & Company	1,465,439
		2,906,491
	BEVERAGES - 1.1%
5,226	Coca-Cola Company (The)	324,012

	BIOTECH & PHARMA - 6.2%
7,500	Bristol-Myers Squibb Company	547,725
2,500	Johnson & Johnson	443,075
16,000	Pfizer, Inc.	828,320
1,985	Viatris, Inc.	21,597
		1,840,717
	CABLE & SATELLITE - 2.9%
18,268	Comcast Corporation, Class A	855,308

	CHEMICALS - 0.3%
3,000	Univar Solutions, Inc.(a)	96,420

	CONTAINERS & PACKAGING - 0.3%
7,215	O-I Glass, Inc.(a)	95,094

	E-COMMERCE DISCRETIONARY - 2.4%
12,500	eBay, Inc.	715,750

	ENTERTAINMENT CONTENT - 8.3%
2,641	AMC Networks, Inc., Class A(a)	107,304

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	ENTERTAINMENT CONTENT - 8.3% (Continued)
12,687	Discovery, Inc. - Series C(a)	$ 316,794
8,842	Madison Square Garden Entertainment Corporation(a)	736,627
9,500	Walt Disney Company (The)(a)	1,303,020
		2,463,745
	FOOD - 1.9%
9,000	Mondelez International, Inc., Class A	565,020

	HEALTH CARE FACILITIES & SERVICES - 2.2%
6,500	CVS Health Corporation	657,865

	HOME & OFFICE PRODUCTS - 2.0%
6,701	Newell Brands, Inc.	143,468
3,700	Scotts Miracle-Gro Company (The)	454,952
		598,420
	HOUSEHOLD PRODUCTS - 0.3%
3,200	Energizer Holdings, Inc.	98,432

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
12,707	Bank of New York Mellon Corporation (The)	630,648

	INTERNET MEDIA & SERVICES - 4.3%
28,752	Angi, Inc., Class A(a)	163,024
2,815	IAC/InterActiveCorporation(a)	282,288
7,169	Twitter, Inc.(a)	277,369
15,748	Uber Technologies, Inc.(a)	561,888
		1,284,569
	LEISURE FACILITIES & SERVICES - 9.2%
19,227	Liberty Media Corp-Liberty Braves - Series C(a)	536,626
4,934	Madison Square Garden Sports Corporation(a)	884,962
8	Marriott International, Inc., Class A(a)	1,406
3,000	McDonald's Corporation	741,840
9,500	MGM Resorts International	398,430
1,500	Starbucks Corporation	136,455
		2,699,719

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.5% (Continued)
	LEISURE PRODUCTS - 1.4%
10,000	Acushnet Holdings Corporation	$ 402,600

	MACHINERY - 1.0%
22,554	Mueller Water Products, Inc. - Series A	291,398

	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
21,539	Trinity Place Holdings, Inc.(a)	40,924

	RETAIL - CONSUMER STAPLES - 1.0%
1,425	Target Corporation	302,414

	RETAIL - DISCRETIONARY - 6.4%
6,385	Home Depot, Inc. (The)	1,911,222

	SEMICONDUCTORS - 1.3%
8,000	Intel Corporation	396,480

	SOFTWARE - 10.3%
9,734	Microsoft Corporation	3,001,089
4,570	Vimeo, Inc.(a)	54,292
		3,055,381
	TECHNOLOGY HARDWARE - 2.3%
12,500	Cisco Systems, Inc.	697,000

	TECHNOLOGY SERVICES - 0.7%
37,500	Conduent, Inc.(a)	193,500

	TRANSPORTATION & LOGISTICS - 3.6%
5,000	United Parcel Service, Inc., Class B	1,072,300

	WHOLESALE - CONSUMER STAPLES - 1.1%
4,000	Sysco Corporation	326,600

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $11,161,798)	$ 27,778,554

	PREFERRED STOCKS — 0.7%
	RETAIL - DISCRETIONARY - 0.7%
2,573	Qurate Retail, Inc.	221,304

	TOTAL PREFERRED STOCKS (Cost $240,993)	221,304

	SHORT-TERM INVESTMENTS — 5.9%
	MONEY MARKET FUNDS - 5.9%
1,752,514	Dreyfus Institutional Preferred Government, Hamilton Class, 0.18% (Cost $1,752,514)(b)	1,752,514

	TOTAL INVESTMENTS - 100.1% (Cost $13,155,305)	$ 29,752,372
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(46,011)
	NET ASSETS - 100.0%	$ 29,706,361

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.